Construction Contracts	12 Months Ended
Mar. 31, 2020
Disclosure of Construction Contracts [Abstract]
Construction Contracts
27.	Construction Contracts
As a part of its business, the NEC Group engages in the construction of various network infrastructure systems including, but not limited to mobile phone base stations and submarine cable systems. Total amount of construction costs incurred and recognized profits (less recognized losses) for construction contracts in progress for the fiscal year ended March 31, 2018 were 760,929 million JPY.